Wage Subsidies - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Wage Subsidies [Line Items]
Salary And Wage Subsidies Recognized	$ 0
Canadian Emergency Wage Subsidy Program [Member]
Disclosure of Wage Subsidies [Line Items]
Salary And Wage Subsidies Recognized		$ 24
Operating Expense Reduction Due To Wage Subsidies	21
General And Administrative Expense Reduction Due To Wage Subsidies	$ 3